Loans Payable	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Loans Payable
9.	LOANS PAYABLE

Short-term Loans

iQIYI

In June 2017, iQIYI entered into a banking facility agreement with China Minsheng Bank (Beijing Branch), pursuant to which iQIYI is entitled to borrow a secured RMB denominated loan of RMB300 million for one year with a fixed interest rate. The loan is intended for general working capital purposes. In November 2017, iQIYI drew down RMB132 million and RMB62 million with interest rates of 4.78% and 5.00%, respectively.

In August 2017, iQIYI entered into a banking facility agreement with China Merchants Bank (Beijing Branch), pursuant to which iQIYI is entitled to borrow a secured RMB denominated loan of RMB200 million for one year with an interest rate based on Loan Prime Rate (“LPR”) plus surcharges. The loan is intended for general working capital purposes. In September 2017, iQIYI drew down RMB106 million with an interest rate of 4.11%. In February and June, 2018, an additional RMB67 million (US$10 million) and RMB13 million (US$2 million) were drawn down with an interest of 3.92%, respectively. The RMB106 million drawn down in September 2017 was repaid when it became due.

In February 2018, iQIYI entered into a banking facility agreement with Industrial and Commercial Bank of China (Shenzhen Branch), pursuant to which iQIYI is entitled to borrow a secured RMB denominated loan of RMB100 million (US$15 million) for one year with an interest rate based on LPR plus surcharges. The loan is intended for general working capital purposes. In March and May, 2018, RMB30 million (US$4 million) and RMB20 million (US$3 million) were drawn down with an interest rate of 4.79%, respectively.

In May 2018, iQIYI entered into a banking facility agreement with the Hong Kong and Shanghai Banking Corporation, pursuant to which iQIYI is entitled to borrow a secured RMB denominated loan of RMB300 million (US$44 million) with an annual interest rate based on LPR plus surcharges. The loan is intended for general working capital purposes. In May, June and August 2018, RMB102 million (US$15 million), RMB100 million (US$15 million) and RMB125 million (US$18 million) were drawn down with an interest rate of 4.79%, respectively. During nine-month period ended September 30, 2018, RMB130 million (US$ 19 million) were repaid in total.

In July 2018, iQIYI entered into a banking facility agreement with Industrial and Commercial Bank of China (Shenzhen Branch), pursuant to which iQIYI is entitled to borrow a secured RMB denominated loan of RMB50 million (US$7 million) for one year with an interest rate based on LPR plus surcharges. The loan is intended for general working capital purposes. In July, 2018, iQIYI drew down RMB50 million (US$7 million) with an interest rate of 5.00%.

In August 2018, iQIYI entered into a banking facility agreement with Bank of China (Shanghai Branch), pursuant to which iQIYI is entitled to borrow an secured RMB denominated loan of RMB200 million (US$29 million) with an annual interest rate based on LPR plus surcharges. The loan is intended for general working capital purposes and is repayable in one year. In August, 2018, iQIYI drew down RMB200 million (US$29 million) with an annual interest rate of 4.79%.

In August 2018, iQIYI entered into a banking facility agreement with China Merchants Bank (Shanghai Branch), pursuant to which iQIYI is entitled to borrow an secured RMB denominated loan of RMB300 million (US$44 million) for one year with an interest rate based on LPR plus surcharges. The loan is intended for general working capital purposes. In August, 2018, iQIYI drew down RMB61 million (US$9 million) with an interest rate of 4.79%. In September, 2018, an additional RMB38 million (US$5 million) was drawn down with an interest rate of 4.79%.

In August 2018, iQIYI entered into a banking facility agreement with China Merchants Bank (Beijing Branch), pursuant to which iQIYI is entitled to borrow an secured RMB denominated loan of RMB500 million (US$73 million) for one year with an interest rate based on LPR plus surcharges. The loan is intended for general working capital purposes. In September, 2018, iQIYI drew down RMB202 million (US$29 million) with an interest rate of 3.92%.

In September 2018, iQIYI entered into a banking facility agreement with Industrial and Commercial Bank of China (Shenzhen Branch), pursuant to which iQIYI is entitled to borrow a secured RMB denominated loan of RMB100 million (US$15 million) for one year with an interest rate based on LPR plus surcharges. The loan is intended for general working capital purposes. In September, 2018, iQIYI drew down RMB100 million (US$15 million) with an interest rate of 4.79%.

Du Xiaoman

In November 2016, the Company entered into a loan agreement with International Finance Corporation, pursuant to which the Company is entitled to borrow an unsecured RMB denominated loan of RMB500 million with a term of one year. Pursuant to the agreement, the loan shall only be used for the consumer credit business. In December 2016, the Company drew down RMB500 million with a fixed interest rate of 4.92%. The loan was extended to December 2018 with an interest rate of 6.04% via a renewed contract signed by both parties when the original loan became due. The loan balance was derecognized from the consolidated balance sheet upon disposal of the financial services business (Note 4).

In November 2016, the Company entered into a loan agreement with China Merchants Bank (Shanghai Branch), pursuant to which the Company is entitled to borrow an unsecured RMB denominated loan of RMB100 million with a term of one year. Pursuant to the agreement, the loan shall only be used by the Company for the consumer credit business. In December 2016 and January 2017, the Company drew down RMB85 million and RMB15 million, respectively, with a fixed interest rate of 4.18%. The loan was fully repaid when it became due. The loan balance was derecognized from the consolidated balance sheet upon disposal of the financial services business (Note 4).

In August 2017, the Company entered into a banking facility agreement with China Merchants Bank (Beijing Branch), pursuant to which the Company is entitled to borrow an unsecured RMB denominated loan of RMB300 million for one year with an annual interest rate at 116% of the benchmark one-year lending rate published by the People’s Bank of China. This facility is reserved for consumer credit business purposes. In September 2017, the Company drew down RMB130 million with an interest rate of 5.05%. The loan balance was derecognized from the consolidated balance sheet upon disposal of the financial services business (Note 4).

In September 2017, the Company entered into a banking facility agreement with China Citic Bank (Chongqing Branch), pursuant to which the Company is entitled to borrow an unsecured RMB denominated loan of RMB300 million for one year with an annual interest rate at 115% of the benchmark one-year lending rate published by the People’s Bank of China. This facility is reserved for commercial credit purposes. In September 2017, the Company drew down RMB300 million with an interest rate of 5.00% under the facility commitment. The loan balance was derecognized from the consolidated balance sheet upon disposal of the financial services business (Note 4).

In January 2018, the Company entered into a banking facility agreement with Bank of Dalian, pursuant to which the Company is entitled to borrow an unsecured RMB denominated loan of RMB400 million (US$58 million) for one year with fixed annual interest rate. This facility is reserved for commercial credit purposes. In January 2018, the Company drew down RMB400 million (US$58 million) with an interest rate of 6.13%. The loan balance was derecognized from the consolidated balance sheet upon disposal of the financial services business (Note 4).

Long-term Loans

Baidu

In June 2016, the Company entered into a five-year term and revolving facility agreement with a group of 21 syndicated bankers, pursuant to which the Company is entitled to borrow an unsecured US$ denominated floating rate loan of US$1.0 billion with a term of five years and to borrow an unsecured US$ denominated revolving loan of US$1.0 billion for five years. The facility was priced at 110 basis points over LIBOR and is intended for the general working capital of the Company. In June, 2016, the Company drew down two tranches of US$250 million each under the facility commitment. In November 2016, the Company drew down two tranches of US$ 250 million each under the facility commitment. In connection with the facility agreements, the Company entered into four interest rate swap agreements, pursuant to which the loans will be settled with a fixed annual interest rate of 2.11%, 2.10%, 2.78% and 2.78% respectively, during the respective term of the loans.

The interest rate swap agreements met the definition of a derivative in accordance with ASC 815 (“ASC 815”), Derivatives and Hedging. The derivatives related to the interest rate swap agreements are accounted at fair value and included in “Other non-current assets” on the consolidated balance sheets.

iQIYI

In April 2017, iQIYI entered into a three-year loan agreement with Bank of China (Shanghai Branch), pursuant to which the Company is entitled to borrow a secured RMB denominated loan of RMB299 million with an annual interest rate at 94% of benchmark three-year lending rate published by the People’s Bank of China. The loan is intended for the general working capital of the Company. In April 2017, iQIYI drew down RMB299 million with an interest rate of 4.47%, pursuant to the agreement, the principal shall be repaid by installments from September 2017 to April 2020. RMB15 million was repaid when it became due. The amount repayable within twelve months were classified as “Long-term loans, current portion.”

Du Xiaoman

In March 2018, the Company entered into a banking facility agreement with International Finance Corporation, pursuant to which the Company is entitled to borrow two unsecured RMB denominated loans of RMB650 million (US$95 million) each for two to three years This facility is reserved for commercial credit business. In May 2018, RMB650 million (US$95 million) with an interest rate of 5.91% and RMB32 million (US$5 million) with an interest rate of 6.12% were drawn down under the three-year loan and RMB32 million (US$5 million) with an interest rate of 5.81% was drawn down under the two-year loan. The loan balance was derecognized from the consolidated balance sheet upon disposal of the financial services business (Note 4).